Income tax and deferred taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	$ (282)	$ (921)	$ 309
Cash flow hedge	0	470	(95)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(576)	3,513
Total	(1,686)	2,800	(301)
Amount before taxes expense gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	(1,392)	(3,397)	(174)
Cash flow hedge		2,233	86
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	4,813
Total	(1,418)	3,649	(88)
Expense income for income taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	282	921	(309)
Cash flow hedge		(470)	96
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(550)	(1,300)
Total	$ (268)	$ (849)	$ (213)